Equipment Installment Plans	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Equipment Installment Plans
Note 4 Equipment Installment Plans
TDS sells devices to customers under equipment installment plans over a specified time period. For certain equipment installment plans, after a specified period of time or amount of payments, the customer may have the right to upgrade to a new device and have the remaining unpaid equipment installment contract balance waived, subject to certain conditions, including trading in the original device in good working condition and signing a new equipment installment contract.
The following table summarizes equipment installment plan receivables as of December 31, 2019 and 2018.

December 31,	2019	2018
(Dollars in millions)
Equipment installment plan receivables, gross	$1,008	$974
Allowance for credit losses	(84)	(77)
Equipment installment plan receivables, net	$924	$897

Net balance presented in the Consolidated Balance Sheet as:
Accounts receivable — Customers and agents (Current portion)	$587	$560
Other assets and deferred charges (Non-current portion)	337	337
Equipment installment plan receivables, net	$924	$897

TDS uses various inputs, including internal data, information from credit bureaus and other sources, to evaluate the credit profiles of its customers. From this evaluation, a credit class is assigned to the customer that determines the number of eligible lines, the amount of credit available, and the down payment requirement, if any. Customers assigned to credit classes requiring no down payment represent a lower risk category, whereas those assigned to credit classes requiring a down payment represent a higher risk category. A customer's assigned credit class is reviewed periodically and a change is made, if appropriate. The balance and aging of the equipment installment plan receivables on a gross basis by current credit category were as follows:

	December 31, 2019			December 31, 2018
	Lower Risk	Higher Risk	Total	Lower Risk	Higher Risk	Total
(Dollars in millions)
Unbilled	$931	$11	$942	$904	$17	$921
Billed — current	44	1	45	35	1	36
Billed — past due	20	1	21	15	2	17
Equipment installment plan receivables, gross	$995	$13	$1,008	$954	$20	$974

 The activity in the allowance for credit losses for equipment installment plan receivables was as follows:

	2019	2018
(Dollars in millions)
Allowance for credit losses, beginning of year	$77	$65
Bad debts expense	82	71
Write-offs, net of recoveries	(75)	(59)
Allowance for credit losses, end of year	$84	$77